Cash and Cash Equivalents (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 26,050,456	$ 24,576,341	$ 21,214,080	$ 20,604,582
Renminbi [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	26,040,572	24,566,443
Hong Kong Dollars [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	8,914	8,921
United States Dollars [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 970	$ 977